7. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories Tables Abstract
Inventory
	Consolidated
	12/31/2018	12/31/2017
Finished goods	1,362,981	1,308,802
Work in progress	1,122,933	1,135,589
Raw materials	1,560,499	1,050,588
Spare parts	856,097	814,725
Iron ore	258,612	278,041
Advances to suppliers	36,192	12,514
(-) Provision for losses	(157,754)	(135,840)
	5,039,560	4,464,419

Changes in provision for inventory losses
	Consolidated
	12/31/2018	12/31/2017
Opening balance	(135,840)	(101,176)
(Estimated losses) / Reversal of inventories with low turnover and obsolescence	(21,914)	(34,664)
Closing balance	(157,754)	(135,840)